Environmental and Legal Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Environmental-related capital investments	$ 6.8	$ 4.9	$ 7.1
Environmental compliance costs	$ 129.5	$ 123.9	$ 133.2